ORGANIZATION AND BUSINESS OVERVIEW (Details Narrative) - $ / shares	12 Months Ended
	Apr. 30, 2026	Jul. 16, 2025
Entity date of incorporation	Mar. 30, 2023
Common Class A [Member]
Ordinary shares, shares authorized	4,950,000,000	4,950,000,000
Ordinary shares, par value	$ 0.00001	$ 0.00001
Common Class B [Member]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value	$ 0.00001	$ 0.00001